Cover	Nov. 18, 2022
Cover [Abstract]
Entity Registrant Name	BUSINESS WARRIOR CORP.
Entity Central Index Key	0001830503
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 18, 2022
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	90-1901168
Written Communications	false
Entity File Number	333-265471
Entity Address Address Line 1	455 E PEBBLE RD #230912
Entity Address City Or Town	LAS VEGAS
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89123-0912
City Area Code	855
Local Phone Number	294-2900
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false